TRADE AND OTHER RECEIVABLES - Summary of Current & Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
R&D tax credits	$ 14,847	$ 26,135
VAT receivable	13,772	6,455
Other tax receivables	13,807	0
Call deposit	0	524
Deferred charges	1,116	53
Loans receivable	143	29,344
Impairment of other receivables	(42)	(7)
Other receivables	1,669	600
Total	$ 45,312	$ 63,104